December 21, 2018

James E. O’Connor, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price Credit Opportunities Fund, Inc.

 T. Rowe Price Floating Rate Fund, Inc.

 T. Rowe Price Global Real Estate Fund, Inc.

 T. Rowe Price High Yield Fund, Inc.

 T. Rowe Price Index Trust, Inc.

 T. Rowe Price Institutional Income Funds, Inc.

 T. Rowe Price Institutional International Funds, Inc.

 T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

 T. Rowe Price International Funds, Inc.

 T. Rowe Price International Index Fund, Inc.

 T. Rowe Price Real Assets Fund, Inc.

 T. Rowe Price Real Estate Fund, Inc.

 T. Rowe Price Quantitative Management Fund, Inc.

 T. Rowe Price Small-Cap Value Fund, Inc.

 T. Rowe Price Spectrum Fund, Inc.

 T. Rowe Price Tax-Efficient Fund, Inc.

 T. Rowe Price Tax-Free High Yield Fund, Inc.

 T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (“Registrants”)

Dear Mr. O’Connor:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned sticker.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on December 10, 2018.

Please contact me at 410-345-2446, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Charina Jones
Charina Jones